Organization and Business Operations (Details) - USD ($)		4 Months Ended	9 Months Ended
	Jan. 26, 2021	Dec. 31, 2020	Sep. 30, 2021	Mar. 31, 2021
Organization and Business Operations (Details) [Line Items]
Cash			$ 8,600,000	$ 20,500,000
Net proceeds amount			$ 128,500,000
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Organization and Business Operations (Details) [Line Items]
Business combination fair market value trust account percentage			80.00%
Trust account per share (in Dollars per share)		$ 10.00	$ 10.00
Maximum Interest To Pay Dissolution Expenses		$ 100,000
Cash		4,950	$ 679,871
Working capital		150,316	630,000
Transaction costs			13,109,495
Underwriting fee			4,600,000
Deferred underwriting fee			8,050,000
Other offering costs			459,495
Total transaction cost			529,112
Component of stock holders equity			12,580,383
Unsecured promissory note			$ 680,000
CIK 0001822888 Virtuoso Acquisition Corp [Member] | Unsecured promissory note
Organization and Business Operations (Details) [Line Items]
Principal amount		$ 300,000
CIK 0001822888 Virtuoso Acquisition Corp [Member] | IPO [Member]
Organization and Business Operations (Details) [Line Items]
Share units (in Shares)	23,000,000	20,000,000	23,000,000
Sale of stock, price per share (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Number of shares per unit		1
Number of warrants per unit		0.5
Number of shares per warrant		1
Warrants, exercise price		$ 11.50
Gross proceeds	$ 230,000,000
Net proceeds amount	$ 230,000,000
CIK 0001822888 Virtuoso Acquisition Corp [Member] | IPO [Member] | If the underwriters' over-allotment option is exercised in full
Organization and Business Operations (Details) [Line Items]
Share units (in Shares)		23,000,000
CIK 0001822888 Virtuoso Acquisition Corp [Member] | PrivatePlacementWarrantMember
Organization and Business Operations (Details) [Line Items]
Sale warrants share (in Shares)		6,000,000	6,600,000
Warrants price per share (in Dollars per share)		$ 1.00	$ 1.00
CIK 0001822888 Virtuoso Acquisition Corp [Member] | PrivatePlacementWarrantMember | If the underwriters' over-allotment option is exercised in full
Organization and Business Operations (Details) [Line Items]
Sale warrants share (in Shares)		6,600,000
BusinessCombinationMember | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Organization and Business Operations (Details) [Line Items]
Business combination fair market value trust account percentage		80.00%
Business acquisition voting interests		50.00%	50.00%
Net tangible assets		$ 5,000,001
Redeem percentage		100.00%	100.00%
Business combination, description			The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the trust account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Company’s Sponsor’s only assets are securities of the Company.